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Prospectus Amendment

May 1, 2009

For the following funds with retirement plan prospectuses dated July 30, 2008 – March 1, 2009

American Balanced Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
International Growth and Income Fund,SM Inc.
The Investment Company of America®
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,® Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
U.S. Government Securities FundSM
Washington Mutual Investors Fund,SM Inc.

Keep this amendment with your retirement plan prospectus. Each fund’s retirement plan prospectus consists of this amendment and the fund’s retirement plan prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about the fund, you should refer to its retirement plan prospectus, as supplemented, and the statement of additional information, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

The funds listed on the cover of this amendment will be issuing a new class of shares, Class R-6 shares, generally available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page, and the retirement plan prospectus for each fund is being amended hereby.

1.
The “Risk/Return summary” section of the retirement plan prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Investment results (with a maximum sales charge)” table with the updated chart and table set forth under such fund’s name below. Except as indicated below each table, footnotes in the retirement plan prospectus remain unchanged.

American High-Income Trust

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    7.55%
2000   -3.25
2001    7.44
2002   -3.58
2003   28.87
2004    9.75
2005    3.63
2006   12.19
2007    1.53
2008  -27.52

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	10.04% (quarter ended December 31, 2002)
Lowest	–19.08% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88	–30.22%	–2.00%	2.30%	6.59%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 7/11/02	–28.14%	–2.10%	3.38%
Class R-2 — first sold 6/18/02	–28.09	–2.06	2.34
Class R-3 — first sold 6/21/02	–27.78	–1.65	2.98
Class R-4 — first sold 7/19/02	–27.55	–1.32	4.21
Class R-5 — first sold 5/15/02	–27.33	–1.02	2.75

	1 year	5 years	10 years	Lifetime[2]
Indexes
Credit Suisse High Yield Index[3]	–26.17%	–0.59%	2.87%	6.78%
Lipper High Current Yield Bond Funds Index[4]	–28.84	–1.87	0.49	5.03
Citigroup Broad Investment-Grade (BIG) Bond Index[5]	7.02	5.11	5.86	7.40

Class A annualized 30-day yield at September 30, 2008: 10.23%6
(For current yield information, please call American FundsLine® at 800/325-3590.)

[6]	Reflects a fee waiver (10.19% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

American Mutual Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999       -0.12%
2000        9.12
2001        6.67
2002      -12.18
2003       23.31
2004       10.74
2005        4.94
2006       16.24
2007        3.33
2008      -30.04

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	13.05% (quarter ended June 30, 2003)
Lowest	–17.52% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/21/50	–34.07%	–1.65%	1.48%	11.30%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–30.62%	–1.34%	0.21%
Class R-2 — first sold 5/31/02	–30.72	–1.35	–0.31
Class R-3 — first sold 6/6/02	–30.30	–0.87	0.57
Class R-4 — first sold 6/27/02	–30.10	–0.57	1.31
Class R-5 — first sold 5/15/02	–29.87	–0.26	0.60

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.77%
Lipper Multi-Cap Value Funds Index[4]	–37.65	–2.47	1.28	N/A
Lipper Growth and Income Funds Index[5]	–37.54	–2.12	–0.24	N/A

Class A annualized 30-day yield at October 31, 2008: 2.74%6
(For current yield information, please call American FundsLine® at 800/325-3590.)

[6]	Reflects a fee waiver (2.71% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Capital Income Builder

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999        -2.78%
2000        12.52
2001         4.75
2002         0.66
2003        21.57
2004        17.40
2005         4.94
2006        22.04
2007        10.67
2008       -30.06

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	10.48% (quarter ended June 30, 2003)
Lowest	–14.29% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/30/87	–34.08%	1.87%	4.40%	9.14%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–30.63%	2.21%	3.66%
Class R-2 — first sold 5/31/02	–30.69	2.20	3.42
Class R-3 — first sold 6/4/02	–30.33	2.66	4.00
Class R-4 — first sold 5/20/02	–30.11	2.98	4.29
Class R-5 — first sold 5/15/02	–29.90	3.29	4.60

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	7.42%
Lipper Income Funds Average[4]	–21.27	0.25	1.95	7.60

Class A annualized 30-day yield at October 31, 2008: 4.97%5
(For current yield information, please call American FundsLine® at 800/325-3590.)

[5]	Reflects a fee waiver (4.95% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Capital World Bond Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999   -3.18%
2000    1.46
2001    1.53
2002   16.45
2003   18.86
2004   11.38
2005   -2.86
2006    7.60
2007    8.56
2008   -0.58

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	8.45% (quarter ended December 31, 2004)
Lowest	–5.51% (quarter ended September 30, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/4/87	–4.31%	3.88%	5.26%	7.08%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/28/02	–1.39%	3.84%	6.95%
Class R-2 — first sold 7/9/02	–1.39	3.87	7.00
Class R-3 — first sold 7/16/02	–0.98	4.29	7.28
Class R-4 — first sold 8/15/02	–0.64	4.66	8.03
Class R-5 — first sold 5/15/02	–0.32	4.97	8.63

	1 year	5 years	10 years	Lifetime[2]
Indexes
Barclays Capital Global Aggregate Index[3]	4.79%	5.01%	5.22%	N/A
Citigroup World Government Bond Index[4]	10.89	6.05	5.90	7.77%
Lipper Global Income Funds Index[5]	–7.54	2.48	4.03	N/A6
Consumer Price Index[7]	0.09	2.67	2.52	2.91

Class A annualized 30-day yield at September 30, 2008: 4.52%8
(For current yield information, please call American FundsLine® at 800/325-3590.)

[3]
Barclays Capital Global Aggregate Index (formerly Lehman Brothers Global Aggregate Index) represents the global investment-grade fixed-income markets. This index is unmanaged and its results reflect reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.

[6]
This index was not in existence as of the date Class A shares were first sold. Lifetime results for the Lipper Global Income Funds Average were 7.01%. The Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.

[8]	Reflects a fee waiver (4.47% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

EuroPacific Growth Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	29.09% (quarter ended December 31, 1999)
Lowest	–19.28% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/16/84	–43.94%	3.33%	4.36%	11.05%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/17/02	–41.01%	3.69%	5.19%
Class R-2 — first sold 5/31/02	–41.04	3.69	4.49
Class R-3 — first sold 5/21/02	–40.71	4.21	4.79
Class R-4 — first sold 6/7/02	–40.56	4.51	5.63
Class R-5 — first sold 5/15/02	–40.38	4.81	5.46

	1 year	5 years	10 years	Lifetime[2]
Indexes
MSCI All Country World Index ex USA[3]	–45.24%	3.00%	2.27%	N/A
Lipper International Funds Average[4]	–44.24	1.38	2.15	8.76%
MSCI EAFE Index[5]	–43.06	2.10	1.18	8.79

The Growth Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999            45.70%
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
2008           -39.07

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	25.10% (quarter ended December 31, 1999)
Lowest	–23.11% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73	–42.57%	–2.00%	2.55%	13.03%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/6/02	–39.54%	–1.62%	0.90%
Class R-2 — first sold 5/21/02	–39.52	–1.60	0.19
Class R-3 — first sold 5/21/02	–39.23	–1.13	0.64
Class R-4 — first sold 5/28/02	–39.07	–0.86	1.02
Class R-5 — first sold 5/15/02	–38.88	–0.56	1.05

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.05%

The Income Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	11.37% (quarter ended June 30, 2003)
Lowest	–15.43% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73	–32.93%	–0.46%	3.16%	10.85%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/17/02	–29.49%	–0.14%	2.25%
Class R-2 — first sold 5/31/02	–29.55	–0.16	1.80
Class R-3 — first sold 6/4/02	–29.19	0.31	2.46
Class R-4 — first sold 6/27/02	–28.94	0.62	3.46
Class R-5 — first sold 5/15/02	–28.73	0.92	2.86

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.05%
Barclays Capital U.S. Aggregate Index[4]	5.24	4.65	5.63	N/A
Lipper Income Funds Index[5]	–20.13	0.74	2.52	N/A

Class A annualized 30-day yield at January 31, 2009: 6.63%
(For current yield information, please call American FundsLine® at 800/325-3590.)

[4]
Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund’s investment adviser; therefore, lifetime results are not shown.

Intermediate Bond Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999      1.04%
2000     10.14
2001      6.93
2002      7.05
2003      2.64
2004      2.01
2005      1.62
2006      4.02
2007      5.03
2008     -1.43

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	3.88% (quarter ended December 31, 2000)
Lowest	–1.41% (quarter ended June 30, 2004)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88	–3.93%	1.70%	3.59%	5.47%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/13/02	–2.21%	1.42%	1.92%
Class R-2 — first sold 5/31/02	–2.18	1.46	1.99
Class R-3 — first sold 6/26/02	–1.76	1.86	2.28
Class R-4 — first sold 6/27/02	–1.45	2.22	2.68
Class R-5 — first sold 5/15/02	–1.15	2.52	3.17

	1 year	5 years	10 years	Lifetime[2]
Indexes
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	–2.82%	1.84%	3.81%	5.57%
Barclays Capital U.S. Government/ Credit 1–7 Years ex BBB Index[4]	6.47	4.33	5.36	6.61
Consumer Price Index[5]	0.09	2.67	2.52	2.89

Class A annualized 30-day yield at February 28, 2009: 3.90%
(For current yield information, please call American FundsLine® at 800/325-3590.)

[4]
Barclays Capital U.S. Government/Credit 1–7 Years ex BBB Index (formerly Lehman Brothers U.S. Government/Credit 1–7 Years ex BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, expenses or taxes.

New Perspective Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999             40.07%
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
2008            -37.83

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	22.17% (quarter ended December 31, 1999)
Lowest	–19.78% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 3/13/73	–41.41%	0.72%	3.55%	11.86%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/17/02	–38.33%	1.08%	3.49%
Class R-2 — first sold 5/21/02	–38.38	1.07	2.56
Class R-3 — first sold 6/4/02	–38.06	1.55	3.49
Class R-4 — first sold 5/28/02	–37.85	1.88	3.43
Class R-5 — first sold 5/15/02	–37.68	2.16	3.68

	1 year	5 years	10 years	Lifetime[2]
Indexes
MSCI World Index[3]	–40.33%	0.00%	–0.19%	8.66%
MSCI USA Index[4]	–37.14	–2.09	–1.67	9.13
Lipper Global Funds Index[5]	–38.78	0.42	1.23	N/A

New World Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000          -20.90%
2001           -3.96
2002           -4.62
2003           43.36
2004           20.80
2005           22.20
2006           33.42
2007           32.85
2008          -46.32

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	17.30% (quarter ended June 30, 2003)
Lowest	–26.60% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	Lifetime[1]
Class A — first sold 6/17/99	–49.41%	5.77%	5.48%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–46.74%	6.16%	8.14%
Class R-2 — first sold 6/7/02	–46.80	6.16	8.19
Class R-3 — first sold 6/6/02	–46.52	6.61	8.67
Class R-4 — first sold 10/7/02	–46.31	6.99	13.20
Class R-5 — first sold 5/15/02	–46.14	7.31	8.78

	1 year	5 years	Lifetime[2]
Indexes
MSCI All Country World Index[3]	–41.85%	0.44%	–0.74%
MSCI Emerging Markets Index[4]	–53.18	8.02	5.98

Short-Term Bond Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	1.77% (quarter ended September 30, 2007)
Lowest	–0.24% (quarter ended September 30, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	Lifetime[1]
Class A — first sold 10/2/06	–1.40%	2.02%

	1 year	Lifetime[1]
Class R-1 — first sold 12/26/06	0.36%	2.18%
Class R-2 — first sold 12/8/06	0.31	2.20
Class R-3 — first sold 11/22/06	0.78	2.62
Class R-4 — first sold 1/3/07	1.09	2.99
Class R-5 — first sold 1/4/07	1.37	3.20

	1 year	Lifetime[2]
Indexes
Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index[3]	5.39%	5.91%
Lipper Short Investment Grade Debt Funds Average[4]	–5.77	–0.70

Class A annualized 30-day yield at February 28, 2009: 1.74%
(For current yield information, please call American FundsLine® at 800/325-3590.)

[3]
Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index (formerly Lehman Brothers U.S. Government/Credit 1–3 Years ex BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

SMALLCAP World Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  61.64%
2000 -15.56
2001 -17.35
2002 -22.25
2003  50.40
2004  17.76
2005  16.53
2006  22.96
2007  17.15
2008 -49.40

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	34.63% (quarter ended December 31, 1999)
Lowest	–27.37% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/30/90	–52.31%	–1.17%	2.21%	7.00%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/19/02	–49.76%	–0.80%	2.55%
Class R-2 — first sold 5/31/02	–49.86	–0.81	1.80
Class R-3 — first sold 6/20/02	–49.58	–0.38	3.10
Class R-4 — first sold 7/24/02	–49.37	–0.01	5.88
Class R-5 — first sold 5/15/02	–49.22	0.30	2.41

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P Global <$3 Billion Index[3]	–44.63%	1.66%	5.15%	6.54%
Lipper Global Small-Cap Funds Average[4]	–47.24	–0.77	4.69	7.65
Consumer Price Index[5]	0.09	2.67	2.52	2.65

U.S. Government Securities Fund

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included,  results would be lower.)

[begin bar chart]

1999         -1.59%
2000         11.93
2001          6.41
2002          9.02
2003          1.91
2004          2.88
2005          2.27
2006          3.15
2007          6.67
2008          7.73

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	5.34% (quarter ended December 31, 2008)
Lowest	–2.00% (quarter ended June 30, 2004)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/17/85	3.69%	3.73%	4.57%	6.57%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/13/02	6.89%	3.71%	3.82%
Class R-2 — first sold 5/31/02	6.95	3.77	3.92
Class R-3 — first sold 6/6/02	7.40	4.17	4.33
Class R-4 — first sold 5/28/02	7.76	4.54	4.73
Class R-5 — first sold 5/15/02	8.09	4.85	5.14

	1 year	5 years	10 years	Lifetime[2]
Indexes
Citigroup Treasury/Govt Sponsored/ Mortgage Index[3]	10.54%	5.87%	6.12%	7.90%
Lipper General U.S. Government Funds Average[4]	7.27	4.27	4.74	6.56
Consumer Price Index[5]	0.09	2.67	2.52	2.88

Class A annualized 30-day yield at February 28, 2009: 3.31%
(For current yield information, please call American FundsLine® at 800/325-3590.)

Washington Mutual Investors Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999       1.16%
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	15.94% (quarter ended June 30, 2003)
Lowest	–20.22% (quarter ended December 31, 2008)

Investment results (with a maximum sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/31/52	–36.95%	–2.51%	0.55%	11.50%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 5/29/02	–33.64%	–2.18%	–1.04%
Class R-2 — first sold 5/31/02	–33.67	–2.17	–1.00
Class R-3 — first sold 6/4/02	–33.32	–1.70	–0.19
Class R-4 — first sold 5/20/02	–33.16	–1.42	–0.41
Class R-5 — first sold 5/15/02	–32.96	–1.13	–0.14

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.16%
Lipper Growth & Income Funds Index[4]	–37.54	–2.12	–0.24	N/A

Class A annualized 30-day yield at October 31, 2008: 2.71%5
(For current yield information, please call American FundsLine® at 800/325-3590.)

[5]	Reflects a fee waiver (2.69% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

2.	The “Fees and expenses of the fund” section of the retirement plan prospectus is amended as follows:

(i) The “Annual fund operating expenses” table for each fund listed below is amended in its entirety to read as set forth under such fund’s name below, and (ii) the cumulative estimated expenses examples table under the heading “Examples” for each fund listed below is amended by adding the line item set forth under such fund’s name below. Except as indicated below each table, footnotes in the retirement plan prospectus remain unchanged.

American Balanced Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.14	0.14	0.43	0.16	0.16	0.11	0.07
Total annual fund operating expenses[1]	0.61	1.38	1.42	0.90	0.65	0.35	0.31

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$32	$100	$174	$393

American High-Income Trust

Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.14	0.22	0.62	0.24	0.19	0.12	0.08
Total annual fund operating expenses[1]	0.70	1.55	1.70	1.07	0.77	0.45	0.41

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$42	$132	$230	$518

American Mutual Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.11	0.15	0.50	0.20	0.15	0.10	0.06
Total annual fund operating expenses[1]	0.60	1.41	1.51	0.96	0.66	0.36	0.32

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$33	$103	$180	$406

The Bond Fund of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[2]	0.25	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.15	0.19	0.53	0.23	0.17	0.12	0.07
Total annual fund operating expenses[1]	0.65	1.44	1.53	0.98	0.67	0.37	0.32

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$33	$103	$180	$406

Capital Income Builder
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.10	0.13	0.45	0.21	0.15	0.11	0.07
Total annual fund operating expenses[1]	0.58	1.38	1.45	0.96	0.65	0.36	0.32

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$33	$103	$180	$406

Capital World Bond Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (12b-1) fees[2]	0.26	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.17	0.20	0.59	0.27	0.19	0.14	0.10
Total annual fund operating expenses[1]	0.90	1.67	1.81	1.24	0.91	0.61	0.57

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$58	$183	$318	$714

Capital World Growth and Income Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.15	0.15	0.47	0.22	0.17	0.13	0.08
Total annual fund operating expenses[1]	0.75	1.52	1.59	1.09	0.79	0.50	0.45

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$46	$144	$252	$567

EuroPacific Growth Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees[2]	0.25	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.12	0.19	0.44	0.19	0.18	0.13	0.08
Total annual fund operating expenses[1]	0.79	1.61	1.61	1.11	0.85	0.55	0.50

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$51	$160	$280	$628

Fundamental Investors
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6 [3,4]
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.14	0.18	0.49	0.23	0.17	0.12	0.07
Total annual fund operating expenses[1]	0.63	1.43	1.49	0.98	0.67	0.37	0.32

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$33	$103	$180	$406

The Growth Fund of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.14	0.15	0.34	0.17	0.15	0.10	0.06
Total annual fund operating expenses[1]	0.65	1.42	1.36	0.94	0.67	0.37	0.33

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$34	$106	$185	$418

The Income Fund of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.08	0.14	0.44	0.20	0.16	0.11	0.06
Total annual fund operating expenses[1]	0.57	1.39	1.44	0.95	0.66	0.36	0.31

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$32	$100	$174	$393

Intermediate Bond Fund of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees[2]	0.26	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.15	0.21	0.52	0.25	0.18	0.12	0.08
Total annual fund operating expenses[1]	0.70	1.50	1.56	1.04	0.72	0.41	0.37

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$38	$119	$208	$468

International Growth and Income Fund
Annual fund operating expenses (deducted from fund assets)[1]
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[4]	Class R-6[4]
Management fees[2]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees[3]	0.30	1.00	0.75	0.50	0.25	none	none
Other expenses[2]	0.51	0.60	0.87	0.61	0.68	0.48	0.43
Total annual fund operating expenses[2]	1.50	2.29	2.31	1.80	1.62	1.17	1.12

[2]
The fund’s investment adviser waived a portion of its management fees from October 1, 2008, through December 31, 2008. Additionally, the fund’s investment adviser is reimbursing the fund for a portion of other expenses so that other expenses do not exceed .22% for Class A shares, .28% for Class R-1 shares, .51% for Class R-2 shares, .33% for Class R-3 shares, .26% for Class R-4 shares, .20% for Class R-5 shares and .14% for Class R-6 shares. Such reimbursements may be reduced or discontinued at any time as determined by the investment adviser. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursements.

[4]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.

Example	1 year	3 years
Class R-6	$114	$356

The Investment Company of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.12	0.15	0.49	0.18	0.16	0.11	0.07
Total annual fund operating expenses[1]	0.59	1.39	1.48	0.92	0.65	0.35	0.31

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$32	$100	$174	$393

The New Economy Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.19	0.20	0.56	0.26	0.18	0.12	0.08
Total annual fund operating expenses[1]	0.83	1.61	1.72	1.17	0.84	0.53	0.49

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$50	$157	$274	$616

New Perspective Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.13	0.16	0.46	0.21	0.16	0.11	0.07
Total annual fund operating expenses[1]	0.75	1.54	1.59	1.09	0.79	0.49	0.45

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$46	$144	$252	$567

New World Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees[2]	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.21	0.22	0.55	0.30	0.22	0.16	0.12
Total annual fund operating expenses[1]	1.01	1.79	1.87	1.37	1.04	0.73	0.69

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$70	$221	$384	$859

Short-Term Bond Fund of America
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees[2]	0.25	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.13	0.17	0.59	0.25	0.19	0.13	0.09
Total annual fund operating expenses[1]	0.73	1.52	1.69	1.10	0.79	0.48	0.44

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$45	$141	$246	$555

SMALLCAP World Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.20	0.21	0.56	0.29	0.19	0.14	0.09
Total annual fund operating expenses[1]	1.07	1.84	1.94	1.42	1.07	0.77	0.72

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$74	$230	$401	$894

U.S. Government Securities Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees[2]	0.29	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.18	0.26	0.56	0.27	0.17	0.11	0.08
Total annual fund operating expenses[1]	0.77	1.56	1.61	1.07	0.72	0.41	0.38

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.

Example	1 year	3 years	5 years	10 years
Class R-6	$39	$122	$213	$480

Washington Mutual Investors Fund
Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5[3]	Class R-6[3,4]
Management fees[1]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees[2]	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses[1]	0.10	0.16	0.43	0.19	0.16	0.11	0.07
Total annual fund operating expenses[1]	0.60	1.42	1.44	0.95	0.67	0.37	0.33

[3]	Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
[4]	Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s fiscal year ended April 30, 2008.

Example	1 year	3 years	5 years	10 years
Class R-6	$34	$106	$185	$418

3.	The table in the “Other expenses” subsection of the “Fees and Expenses of the Fund” section for all funds subject to this supplement is amended as follows:

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	.05% of assets or $12 per participant position[1]	.05% of assets or $12 per participant position[1]
Class R-1	.10% of assets	.10% of assets
Class R-2	.15% of assets plus $27 per participant position[2] or .35% of assets[3]	.25% of assets
Class R-3	.10% of assets plus $12 per participant position[2] or .19% of assets[3]	.15% of assets
Class R-4	.10% of assets	.10% of assets
Class R-5	.05% of assets	.05% of assets
Class R-6	none	none

[1]	Payment amount depends on the date upon which services commenced.
[2]	Payment with respect to Recordkeeper Direct® program.
[3]	Payment with respect to PlanPremier® program.

4.
The “Investment objectives, strategies and risks” section of the retirement plan prospectus for each of the funds included below is amended by replacing the “Additional investment results (without a sales charge)” table with the updated table set forth under such fund’s name below. Except as indicated below each table, footnotes in the retirement plan prospectus remain unchanged.

American High-Income Trust
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88	–27.52%	–1.25%	2.69%	6.79%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 7/11/02	–28.14%	–2.10%	3.38%
Class R-2 — first sold 6/18/02	–28.09	–2.06	2.34
Class R-3 — first sold 6/21/02	–27.78	–1.65	2.98
Class R-4 — first sold 7/19/02	–27.55	–1.32	4.21
Class R-5 — first sold 5/15/02	–27.33	–1.02	2.75

	1 year	5 years	10 years	Lifetime[2]
Indexes
Credit Suisse High Yield Index[3]	–26.17%	–0.59%	2.87%	6.78%
Lipper High Current Yield Bond Funds Index[4]	–28.84	–1.87	0.49	5.03
Citigroup Broad Investment-Grade (BIG) Bond Index[5]	7.02	5.11	5.86	7.40

Class A distribution rate at December 31, 2008: 12.01%6
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

American Mutual Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/21/50	–30.04%	–0.47%	2.09%	11.41%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–30.62%	–1.34%	0.21%
Class R-2 — first sold 5/31/02	–30.72	–1.35	–0.31
Class R-3 — first sold 6/6/02	–30.30	–0.87	0.57
Class R-4 — first sold 6/27/02	–30.10	–0.57	1.31
Class R-5 — first sold 5/15/02	–29.87	–0.26	0.60

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.77%
Lipper Multi-Cap Value Funds Index[4]	–37.65	–2.47	1.28	N/A
Lipper Growth and Income Funds Index[5]	–37.54	–2.12	–0.24	N/A

Class A distribution rate at December 31, 2008: 3.94%6
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

Capital Income Builder
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/30/87	–30.06%	3.08%	5.02%	9.44%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–30.63%	2.21%	3.66%
Class R-2 — first sold 5/31/02	–30.69	2.20	3.42
Class R-3 — first sold 6/4/02	–30.33	2.66	4.00
Class R-4 — first sold 5/20/02	–30.11	2.98	4.29
Class R-5 — first sold 5/15/02	–29.90	3.29	4.60

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	7.42%
Lipper Income Funds Average[4]	–21.27	0.25	1.95	7.60

Class A distribution rate at December 31, 2008: 6.16%5
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

Capital World Bond Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/4/87	–0.58%	4.67%	5.66%	7.27%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/28/02	–1.39%	3.84%	6.95%
Class R-2 — first sold 7/9/02	–1.39	3.87	7.00
Class R-3 — first sold 7/16/02	–0.98	4.29	7.28
Class R-4 — first sold 8/15/02	–0.64	4.66	8.03
Class R-5 — first sold 5/15/02	–0.32	4.97	8.63

	1 year	5 years	10 years	Lifetime[2]
Indexes
Barclays Capital Global Aggregate Index[3]	4.79%	5.01%	5.22%	N/A
Citigroup World Government Bond Index[4]	10.89	6.05	5.90	7.77%
Lipper Global Income Funds Index[5]	–7.54	2.48	4.03	N/A6
Consumer Price Index[7]	0.09	2.67	2.52	2.91

Class A distribution rate at December 31, 2008: 4.30%8
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[3]
Barclays Capital Global Aggregate Index (formerly Lehman Brothers Global Aggregate Index) represents the global investment-grade fixed-income markets. This index is unmanaged and its results reflect reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.

[6]
This index was not in existence as of the date Class A shares were first sold. Lifetime results for the Lipper Global Income Funds Average were 7.01%. The Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.

EuroPacific Growth Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/16/84	–40.53%	4.56%	4.98%	11.32%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/17/02	–41.01%	3.69%	5.19%
Class R-2 — first sold 5/31/02	–41.04	3.69	4.49
Class R-3 — first sold 5/21/02	–40.71	4.21	4.79
Class R-4 — first sold 6/7/02	–40.56	4.51	5.63
Class R-5 — first sold 5/15/02	–40.38	4.81	5.46

	1 year	5 years	10 years	Lifetime[2]
Indexes
MSCI All Country World Index ex USA[3]	–45.24%	3.00%	2.27%	N/A
Lipper International Funds Average[4]	–44.24	1.38	2.15	8.76%
MSCI EAFE Index[5]	–43.06	2.10	1.18	8.79

The Growth Fund of America
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73	–39.07%	–0.83%	3.16%	13.22%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/6/02	–39.54%	–1.62%	0.90%
Class R-2 — first sold 5/21/02	–39.52	–1.60	0.19
Class R-3 — first sold 5/21/02	–39.23	–1.13	0.64
Class R-4 — first sold 5/28/02	–39.07	–0.86	1.02
Class R-5 — first sold 5/15/02	–38.88	–0.56	1.05

	1 year	5 years	10 years	Lifetime[2]
Indexes
Lipper Capital Appreciation Funds Index[3]	–39.08%	–1.19%	–0.44%	10.03%
Lipper Growth Funds Index[4]	–42.24	–4.25	–3.08	8.72
Lipper Multi-Cap Growth Funds Index[5]	–42.44	–2.95	–2.36	9.69
Lipper Multi-Cap Core Funds Index[6]	–39.45	–2.29	–0.47	9.55

Intermediate Bond Fund of America
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88	–1.43%	2.23%	3.85%	5.60%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/13/02	–2.21%	1.42%	1.92%
Class R-2 — first sold 5/31/02	–2.18	1.46	1.99
Class R-3 — first sold 6/26/02	–1.76	1.86	2.28
Class R-4 — first sold 6/27/02	–1.45	2.22	2.68
Class R-5 — first sold 5/15/02	–1.15	2.52	3.17

	1 year	5 years	10 years	Lifetime[2]
Indexes
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	–2.82%	1.84%	3.81%	5.57%
Barclays Capital U.S. Government/ Credit 1–7 Years ex BBB Index[4]	6.47	4.33	5.36	6.61
Consumer Price Index[5]	0.09	2.67	2.52	2.89

Class A distribution rate at December 31, 2008: 4.32%6
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[4]
Barclays Capital U.S. Government/Credit 1–7 Years ex BBB Index (formerly Lehman Brothers U.S. Government/Credit 1–7 Years ex BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, expenses or taxes.

[6]
Reflects a fee waiver (4.29% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

New Perspective Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 3/13/73	–37.83%	1.91%	4.16%	12.04%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/17/02	–38.33%	1.08%	3.49%
Class R-2 — first sold 5/21/02	–38.38	1.07	2.56
Class R-3 — first sold 6/4/02	–38.06	1.55	3.49
Class R-4 — first sold 5/28/02	–37.85	1.88	3.43
Class R-5 — first sold 5/15/02	–37.68	2.16	3.68

	1 year	5 years	10 years	Lifetime[2]
Indexes
MSCI World Index[3]	–40.33%	0.00%	–0.19%	8.66%
MSCI USA Index[4]	–37.14	–2.09	–1.67	9.13
Lipper Global Funds Index[5]	–38.78	0.42	1.23	N/A

New World Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	Lifetime[1]
Class A — first sold 6/17/99	–46.32%	7.03%	6.14%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/11/02	–46.74%	6.16%	8.14%
Class R-2 — first sold 6/7/02	–46.80	6.16	8.19
Class R-3 — first sold 6/6/02	–46.52	6.61	8.67
Class R-4 — first sold 10/7/02	–46.31	6.99	13.20
Class R-5 — first sold 5/15/02	–46.14	7.31	8.78

	1 year	5 years	Lifetime[2]
Indexes
MSCI All Country World Index[3]	–41.85%	0.44%	–0.74%
MSCI Emerging Markets Index[4]	–53.18	8.02	5.98

Short-Term Bond Fund of America
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	Lifetime[1]
Class A — first sold 10/2/06	1.16%	3.19%

	1 year	Lifetime[1]
Class R-1 — first sold 12/26/06	0.36%	2.18%
Class R-2 — first sold 12/8/06	0.31	2.20
Class R-3 — first sold 11/22/06	0.78	2.62
Class R-4 — first sold 1/3/07	1.09	2.99
Class R-5 — first sold 1/4/07	1.37	3.20

	1 year	Lifetime[2]
Indexes
Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index[3]	5.39%	5.91%
Lipper Short Investment Grade Debt Funds Average[4]	–5.77	–0.70
Consumer Price Index[5]	0.09	1.59

Class A distribution rate at December 31, 2008: 3.21%6
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[3]
Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index (formerly Lehman Brothers U.S. Government/Credit 1–3 Years ex BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

[6]
Reflects a fee waiver (3.17% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

SMALLCAP World Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/30/90	–49.40%	0.01%	2.81%	7.34%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/19/02	–49.76%	–0.80%	2.55%
Class R-2 — first sold 5/31/02	–49.86	–0.81	1.80
Class R-3 — first sold 6/20/02	–49.58	–0.38	3.10
Class R-4 — first sold 7/24/02	–49.37	–0.01	5.88
Class R-5 — first sold 5/15/02	–49.22	0.30	2.41

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P Global <$3 Billion Index[3]	–44.63%	1.66%	5.15%	6.54%
Lipper Global Small-Cap Funds Average[4]	–47.24	–0.77	4.69	7.65
Consumer Price Index[5]	0.09	2.67	2.52	2.65

U.S. Government Securities Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/17/85	7.73%	4.52%	4.97%	6.74%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 6/13/02	6.89%	3.71%	3.82%
Class R-2 — first sold 5/31/02	6.95	3.77	3.92
Class R-3 — first sold 6/6/02	7.40	4.17	4.33
Class R-4 — first sold 5/28/02	7.76	4.54	4.73
Class R-5 — first sold 5/15/02	8.09	4.85	5.14

	1 year	5 years	10 years	Lifetime[2]
Indexes
Citigroup Treasury/Govt Sponsored/ Mortgage Index[3]	10.54%	5.87%	6.12%	7.90%
Lipper General U.S. Government Funds Average[4]	7.27	4.27	4.74	6.56
Consumer Price Index[5]	0.09	2.67	2.52	2.88

Class A distribution rate at December 31, 2008: 3.57%6
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[6]
Reflects a fee waiver (3.55% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Washington Mutual Investors Fund
Additional investment results (without a sales charge) Average annual total returns for periods ended December 31, 2008:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/31/52	–33.10%	–1.35%	1.15%	11.61%

	1 year	5 years	Lifetime[1]
Class R-1 — first sold 5/29/02	–33.64%	–2.18%	–1.04%
Class R-2 — first sold 5/31/02	–33.67	–2.17	–1.00
Class R-3 — first sold 6/4/02	–33.32	–1.70	–0.19
Class R-4 — first sold 5/20/02	–33.16	–1.42	–0.41
Class R-5 — first sold 5/15/02	–32.96	–1.13	–0.14

	1 year	5 years	10 years	Lifetime[2]
Indexes
S&P 500[3]	–36.99%	–2.19%	–1.38%	10.16%
Lipper Growth & Income Funds Index[4]	–37.54	–2.12	–0.24	N/A

Class A distribution rate at December 31, 2008: 3.29%5
(For current distribution rate information, please call American FundsLine® at 800/325-3590.)

5.	In the section “Purchase, exchange and sale of shares,” the third paragraph of the “Purchases and exchanges” subsection is amended as follows:

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series® and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

6.	In the section “Sales charges,” the third sentence in the subsection “Class R shares” is amended as follows:

No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares.

7.	The first paragraph of the “Financial highlights” section of the retirement plan prospectus is amended by adding the following:

a.
The following sentence is added after the second sentence: “A similar table will be shown for Class R-6 shares beginning with the fund’s fiscal year ending after the date the share class is first offered.”

b.	The following parenthetical is added to the last sentence after the applicable auditor of the named fund (either Deloitte & Touche LLP or PricewaterhouseCoopers LLP):

Applicable to EuroPacific Growth Fund only: “(except for the six months ended September 30, 2008)”

Applicable to The Income Fund of America only: “(except for the six months ended January 31, 2009)”

Applicable to Washington Mutual Investors Fund only: “(except for the six months ended October 31, 2008)”

c.
The following sentence is added to the end of the paragraph in the retirement plan prospectus for each of the funds named in 7. b. above: “The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.”

8.
Applicable to EuroPacific Growth Fund, The Income Fund of America and Washington Mutual Investors Fund only: The financial highlights contained in each fund’s semi-annual report are hereby incorporated by reference into the “Financial highlights” section of the respective fund’s retirement plan prospectus.

9.	Applicable to International Growth and Income Fund only, the following section is added to the end of the fund’s retirement plan prospectus:

Financial highlights1

The Financial Highlights table is intended to help you understand the fund’s results. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund’s fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. The information for the period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Loss from investment operations[2]
	Net asset value, beginning of period	Net investment income (loss)	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total Return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[4]	Ratio of net income (loss) to average net assets[4]
Class A: Period from 10/1/2008 to 12/31/2008[5]	$25.08	$.03	$(2.08)	$(2.05)	$(.03)	$22.92	(8.20)%	$1,181.31%		.27%	.11%
Class R-1: Period from 10/1/2008 to 12/31/2008[5]	25.00	—[6]	(2.09)	(2.09)	—	22.91	(8.36)	1.50		.47	(.01)
Class R-2: Period from 10/1/2008 to 12/31/2008[5]	25.00	—[6]	(2.09)	(2.09)	—	22.91	(8.36)	1.49		.46	—[7]
Class R-3: Period from 10/1/2008 to 12/31/2008[5]	25.00	.02	(2.08)	(2.06)	(.01)	22.93	(8.26)	1.38		.35	.11
Class R-4: Period from 10/1/2008 to 12/31/2008[5]	25.00	.04	(2.09)	(2.05)	(.02)	22.93	(8.20)	1.30		.27	.19
Class R-5: Period from 10/1/2008 to 12/31/2008[5]	25.00	.03	(2.06)	(2.03)	(.04)	22.93	(8.12)	41.23		.19	.15

For the period October 1, 2008[1] to December 31, 2008[5]
Portfolio turnover rate for all classes of shares 0%

[1]	Based on operations from 10/1/2008, commencement of operations, through 12/31/2008, and, accordingly, is not representative of a full year.

[2]	Based on average shares outstanding.

[3]	Total returns exclude any applicable sales charges.

[4]
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses.

[5]	Unaudited.

[6]	Amount less than $.01.

[7]	Amount less than ..01%.

10.	Applicable to Capital Income Builder only:

The first two paragraphs under the heading “Dividends and distributions” in the “Distributions and taxes” section of the retirement plan prospectus are replaced by the following: “The fund intends to distribute dividends to shareholders, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.”

Notes

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